Document and Entity Information	Aug. 07, 2019
Cover page.
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Correction to certain typographical errors that appear in the third sub-bullet of the outlook for the third quarter of 2019 under the headline “Third Quarter and Full Year 2019 Outlook” in our press release announcing financial results for the second quarter ended June 30, 2019, filed on August 7, 2019. Specifically, the sub-bullet in the original press release states: “Non-GAAP net income per share of $0.04 - $0.06 using approximately 46.4 million weighted shares outstanding.” The sub-bullet in the corrected press release states: “Non-GAAP net income per share of $0.03 - $0.05 using approximately 51.0 million weighted shares outstanding.”
Document Period End Date	Aug. 07, 2019
Entity Registrant Name	FORESCOUT TECHNOLOGIES, INC.
Entity Central Index Key	0001145057
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38253
Entity Tax Identification Number	51-0406800
Entity Address, Address Line One	190 West Tasman Drive
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95134
City Area Code	408
Local Phone Number	213-3191
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	FSCT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false